Equity Method Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Method Investments [Abstract]
Schedule of Equity Method Investment

In the three months ended March 31, 2025, activity recorded for the Company’s equity method investment in Lab Services MSO is summarized in the following table:

Equity investment carrying amount at January 1, 2025	$10,636,544
Lab Services MSO’s net income attributable to the Company	503,833
Intangible assets amortization amount	(111,156)
Sale of equity investment	(11,029,221)
Equity investment carrying amount at March 31, 2025	$-

In the years ended December 31, 2024 and 2023, activity recorded for the Company’s equity method investment in Lab Services MSO is summarized in the following table:

Equity investment carrying amount at January 1, 2023	$-
Payment for equity method investment:
The Company’s interest in the fair value of Lab Services MSO’s net assets at February 9, 2023	1,206,406
The Company’s interest in the net excess of Lab Services MSO’s fair value over net assets which was attributable to identifiable intangible assets at February 9, 2023	10,004,000
The Company’s interest in the net excess of Lab Services MSO’s fair value over net assets which was attributable to goodwill at February 9, 2023	9,456,261
Total payment for equity method investment	20,666,667
Lab Services MSO’s net income attributable to the Company	1,236,391
Intangible assets amortization amount	(611,356)
Impairment of goodwill	(9,196,682)
Equity investment carrying amount at December 31, 2023	12,095,020
Lab Services MSO’s net income attributable to the Company	79,923
Intangible assets amortization amount	(666,932)
Distribution of earnings from equity investment	(611,888)
Impairment of goodwill	(259,579)
Equity investment carrying amount at December 31, 2024	$10,636,544

Schedule of Summarized Financial Information, as Provided to the Company by the Investee

The tables below present the summarized financial information, as provided to the Company by the investee, for the unconsolidated company:

	December 31, 2024	December 31, 2023
Current assets	$2,917,880	$4,930,254
Noncurrent assets	4,509,185	5,228,044
Current liabilities	611,391	828,713
Noncurrent liabilities	4,346,725	4,104,183
Equity	2,468,949	5,225,402

Schedule of Financial Information

The tables below present the summarized financial information, as provided to the Company by the investee, for the unconsolidated company:

	For the Period from January 1, 2025 through February 26, 2025 (Date of Sale)	For the Three Months Ended March 31, 2024
Net revenue	$4,241,732	$3,376,372
Gross profit	2,155,760	1,003,789
Income from operation	1,513,000	275,026
Net income	1,259,582	685,504

	For the year Ended December 31, 2024	For the Period from February 9, 2023 (Date of Investment) through December 31, 2023
Net revenue	$13,558,711	$12,699,683
Gross profit	3,534,503	4,744,277
(Loss) income from operation	(265,754)	2,393,830
Net loss income	199,808	3,090,977